Label	Element	Value
PROFUND VP SHORT INTERNATIONAL
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PROFUND VP SHORT INTERNATIONAL
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the inverse (-1x) of the daily performance of MSCI EAFE futures contracts traded in the United States.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund's portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of December 31, 2017, the Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of December 31, 2017, the Index included companies with capitalizations between $2.4 billion and $267.6 billion. The average capitalization of the companies comprising the Index was approximately $20.8 billion. The Index is published under the Bloomberg ticker symbol "MXEA."

The derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.

>  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including exchange-traded funds ("ETFs")), interest rates or indexes. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:

•  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index.

•  Futures Contracts — Standardized contracts traded on, or subject to the rules of, an exchange that call for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.

>  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

•  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.

•  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other highly liquid securities, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate, on a daily basis, the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors' view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

On a daily basis, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund's investment objective. The Index's movements during the day will affect whether the Fund's portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund's inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund's inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day's return over time, the return of the Fund for periods longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money if the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index's volatility and the effects of compounding. See "Principal Risks", below.

The Fund will concentrate its investments in a particular group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on December 31, 2017, the Index was concentrated in Developed Europe and Developed Asia.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the back of the Fund's Full Prospectus for additional details.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on December 31, 2017, the Index was concentrated in Developed Europe and Developed Asia.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the daily return of the Index, such occurrences may introduce more volatility to the Fund.

Risks Associated with the Use of Derivatives — The Fund may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in the Index) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. The Fund may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

Compounding Risk — The Fund has a single day investment objective, and the Fund's performance for periods greater than a single day will be the result of each day's returns compounded over the period, which is likely to be either better or worse than the Index performance times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the daily return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund's performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse (-1x) of the performance of the Index.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%
-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%
-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%
-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%
-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%
-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%
-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%
20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%
30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%
40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%
50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%
60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund's actual returns may be significantly better or worse than the returns shown above.

The Index's annualized historical volatility rate for the five-year period ended December 31, 2017 was 12.49%. The Index's highest December to December volatility rate during the five-year period was 16.88% (December 31, 2016). The Index's annualized total return performance for the five-year period ended December 31, 2017 was 7.90%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see "Principal Risks Specific to ProFunds VP — Compounding Risk" in the back of the Fund's Full Prospectus and "Special Note Regarding the Correlation Risks of Geared Funds" in the Fund's Statement of Additional Information.

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of inverse correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund's net asset value ("NAV") each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or underexposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions, and market volatility will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure (i.e., -1x) to the Index at the end of each day and the likelihood of being materially over- or underexposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund's inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index or in financial instruments. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund's correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, the Fund's underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund's ability to meet its daily investment objective on or around that day.

Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from correlation to the Index due to embedded costs and other factors.

Counterparty Risk — The Fund will invest in financial instruments involving third parties (i.e., counterparties). The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease over short or long periods of time. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund's performance will generally decrease when market conditions cause the level of the Index to rise.

Exposure to Asian Investments Risk — Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Exposure to European Investments Risk — The Fund is exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Europe. Many countries included in the Index are members of the European Union (the "EU") and all European countries may be significantly affected by EU policies and may be highly dependent on the economies of their fellow members. The European financial markets have experienced significant volatility and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several European countries have experienced credit rating downgrades, rising government debt levels and, for certain European countries (including Spain, Portugal, Ireland and Italy), weaknesses in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by a European country on its sovereign debt and/or an economic recession in a European country may have a significant adverse effect on the affected European country, issuers in the affected European country, the economies of other European countries, or their trading partners. Such events, or even the threat of these events, may cause the value of securities issued by issuers in such European countries to fall, in some cases drastically. These events may also cause further volatility in the European financial markets. To the extent that the Fund's assets are exposed to investments from issuers in European countries or denominated in euro, their trading partners, or other European countries, these events may negatively impact the performance of the Fund.

Exposure to Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Devaluations of a currency by a government or banking authority may also have significant impact on the value of any investments linked to or denominated in that currency. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Currency markets are also generally not as regulated as securities markets. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund's and Index's performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund's ability to purchase or sell foreign investments at appropriate times. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Fund is exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk.

Exposure to Large-Cap Company Investment Risk — Exposure to stocks of large-cap companies may subject the Fund to certain risks. Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Index Performance Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund or the Advisor. There can be no guarantee or assurance that the methodology used by the third party provider to create the Index will result in the Fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The particular Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940 ("1940 Act"), and has the ability to invest a relatively high percentage of its assets in financial instruments with a single counterparty or a few counterparties. This may cause the credit of one or a relatively smaller number of counterparties to have a greater impact on the Fund's performance. Notwithstanding the Fund's status as a "non-diversified" investment company under the 1940 Act, the Fund intends to qualify as a "regulated investment company" ("RIC") accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to "diversified" investment companies under the 1940 Act.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund's shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs.

Short Sale Exposure Risk — The Fund may seek inverse or "short" exposure through financial instruments such as swap agreements and futures contracts, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund's return, result in a loss, have the effect of limiting the Fund's ability to obtain inverse exposure through financial instruments such as swap agreements and futures contracts, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund's ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by the assets underlying the Fund's short positions will negatively impact the Fund.

Tax Risk — In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from "qualifying income," meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund's pursuit of its investment strategies will potentially be limited by the Fund's intention to qualify for such treatment and could adversely affect the Fund's ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund's net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Please see "Investment Objectives, Principal Investment Strategies and Related Risks" in the back of the Fund's Full Prospectus for additional details.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as "non-diversified" under the Investment Company Act of 1940 ("1940 Act"), and has the ability to invest a relatively high percentage of its assets in financial instruments with a single counterparty or a few counterparties. This may cause the credit of one or a relatively smaller number of counterparties to have a greater impact on the Fund's performance. Notwithstanding the Fund's status as a "non-diversified" investment company under the 1940 Act, the Fund intends to qualify as a "regulated investment company" ("RIC") accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to "diversified" investment companies under the 1940 Act.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table shows how the Fund's average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2011): 20.38%; Worst Quarter (ended 06/30/2009): -21.41%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees or expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.

PROFUND VP SHORT INTERNATIONAL | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.03%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.90%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.94%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007	[1]
PROFUND VP SHORT INTERNATIONAL | PROFUND VP SHORT INTERNATIONAL
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Recoupment	rr_Component1OtherExpensesOverAssets	0.01%	[2]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.61%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,922
Annual Return 2008	rr_AnnualReturn2008	38.23%
Annual Return 2009	rr_AnnualReturn2009	(30.28%)
Annual Return 2010	rr_AnnualReturn2010	(14.69%)
Annual Return 2011	rr_AnnualReturn2011	1.80%
Annual Return 2012	rr_AnnualReturn2012	(20.15%)
Annual Return 2013	rr_AnnualReturn2013	(21.01%)
Annual Return 2014	rr_AnnualReturn2014	2.80%
Annual Return 2015	rr_AnnualReturn2015	(3.78%)
Annual Return 2016	rr_AnnualReturn2016	(5.90%)
Annual Return 2017	rr_AnnualReturn2017	(20.63%)
1 Year	rr_AverageAnnualReturnYear01	(20.63%)
5 Years	rr_AverageAnnualReturnYear05	(10.21%)
10 Years	rr_AverageAnnualReturnYear10	(8.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007

[1]	Reflects no deduction for fees or expenses. Returns are net returns that reflect the reduction of withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 1.68% through April 30, 2019. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. The "Recoupment" line shows gross recoupment payments made by the Fund during its most recent fiscal year. The recoupment shown did not cause the Fund's expenses to exceed any expense limitation in place at the time of recoupment or the time the recouped amounts were originally waived/reimbursed.